Lease liabilities	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Lease liabilities

17.	Lease liabilities

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Lease liabilities payable:

Within one year	12,071	20,353
Within a period of more than one year but not more than two years	22,938	22,806
	35,009	43,159

Less: portion classified as current liabilities	(12,071)	(20,353)

Non-current liabilities	22,938	22,806

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)